Condensed Consolidated Statements of Changes in Mezzanine Capital (FY) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Oct. 01, 2024	Dec. 31, 2023
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance		$ 10,630	$ 15,866
Proceeds from capital calls to unitholders	$ 5,663		130
Accretion of redeemable units to redemption value		11,950	(5,366)
Ending balance		22,580	10,630
Redeemable Class I Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	0	2,912	2,984
Proceeds from capital calls to unitholders			130
Accretion of redeemable units to redemption value		1,565	(202)
Ending balance		4,477	2,912
Redeemable Class PCTA Units
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 0	7,718	12,882
Proceeds from capital calls to unitholders			0
Accretion of redeemable units to redemption value		10,385	(5,164)
Ending balance		$ 18,103	$ 7,718